Consolidated Statements of Shareholders' Equity Statement - USD ($) $ in Thousands	Total	Common Shares [Member]	Common Shares Including Additional Paid in Capital [Member]	Preferred Stock [Member]	Preferred Stock Including Additional Paid in Capital	AOCI [Member]	Accumulated Deficit [Member]
Shares, Issued, period start at Dec. 31, 2018		2,219,141		0
Total Shareholders' Equity, period start at Dec. 31, 2018	$ (5,607)		$ 183,524		$ 0	$ (1,816)	$ (187,315)
Preferred Shares Issued				8,443,778
Preferred shares issued, amount	8,444				8,444
Stock Issued During Period, Shares, New Issues		415,765
Stock Issued During Period, Value, New Issues	707		707
Stock Issued During Period, Shares, Issued for Services		673,500
Stock Issued During Period, Value, Issued for Services	$ 764		764
Stock Issued During Period, Shares, Related Party Interest Expense	410,158
Stock Issued During Period, Value, Related Party Interest Expense	$ 529
Issuance of common shares pursuant to the vesting of restricted stock units		131,541
Restricted Stock, Value, Shares Issued Net of Tax Withholdings	$ 0		0
Exercise of stock options	0
Share-based Compensation, Requisite Service Period Recognition	$ 637		637
Other Comprehensive (Loss) Income	47					47
Net loss	(4,281)						(4,281)
Shares, Issued, period end at Dec. 31, 2019		3,850,105		8,443,778
Total Shareholders' Equity, period end at Dec. 31, 2019	1,240		186,161		8,444	(1,769)	(191,596)
Preferred Shares Issued				1,697,000
Preferred shares issued, amount	3,835				3,835
Common shares issued upon conversion of preferred shares		785,000
Conversion of preferred shares	0		510
Preferred stock converted to common stock				(785,000)
Preferred stock converted to common stock value					(510)
Stock Issued During Period, Shares, New Issues		230,000
Stock Issued During Period, Value, New Issues	537		537
Stock Issued During Period, Shares, Purchase of Assets		480,000
Stock Issued During Period, Value, Purchase of Assets	1,560		1,560
Stock Issued During Period, Shares, Conversion of Convertible Securities		1,205,820
Stock Issued During Period, Value, Conversion of Convertible Securities	783		783
Stock Issued During Period, Shares, Issued for Services		965,841
Stock Issued During Period, Value, Issued for Services	2,413		2,413
Issuance of stock options, settlement of liabilities	182		182
Issuance of common shares pursuant to the vesting of restricted stock units		20,420
Restricted Stock, Value, Shares Issued Net of Tax Withholdings	0		0
Shares Issued, Warrants Exercised		300,000
Exercise of warrants, amount	$ 180		180
Exercise of stock options	30,000	30,000
Stock Issued During Period, Value, Stock Options Exercised	$ 75		75
Share-based Compensation, Requisite Service Period Recognition	5		5
Other Comprehensive (Loss) Income	(22)					(22)
Net loss	(5,779)						(5,779)
Shares, Issued, period end at Dec. 31, 2020		7,867,186		9,355,778
Total Shareholders' Equity, period end at Dec. 31, 2020	5,009		192,406		11,769	(1,791)	(197,375)
Preferred Shares Issued				106,000
Preferred shares issued, amount	51,925				51,925
Common shares issued upon conversion of preferred shares		11,081,824
Conversion of preferred shares	0		21,344
Preferred stock converted to common stock				(9,365,778)
Preferred stock converted to common stock value					(21,344)
Stock Issued During Period, Shares, New Issues		32,018,530
Stock Issued During Period, Value, New Issues	195,017		195,017
Stock Issued During Period, Shares, Purchase of Assets		4,500,000
Stock Issued During Period, Value, Purchase of Assets	11,408		11,408
Stock Issued During Period, Shares, Conversion of Convertible Securities		468,225
Stock Issued During Period, Value, Conversion of Convertible Securities	799		799
Stock Issued During Period, Shares, Issued for Services		4,664,852
Stock Issued During Period, Value, Issued for Services			17,731
Issuance of stock options, settlement of liabilities	17,731
Issuance of common shares pursuant to the vesting of restricted stock units		133,553
Restricted Stock, Value, Shares Issued Net of Tax Withholdings	0		0
Shares Issued, Warrants Exercised		2,732,233
Exercise of warrants, amount	$ 2,121		2,121
Exercise of stock options	100,000	100,000
Stock Issued During Period, Value, Stock Options Exercised	$ 252		252
Share-based Compensation, Requisite Service Period Recognition	366		366
Other Comprehensive (Loss) Income	(3)					(3)
Net loss	(17,289)						(17,289)
Dividends, Preferred Stock	(531)						(531)
Adjustments to Additional Paid in Capital, Warrant Issued	2,821		2,821
Shares, Issued, period end at Dec. 31, 2021		63,566,403		96,000
Total Shareholders' Equity, period end at Dec. 31, 2021	$ 269,626		$ 444,265		$ 42,350	$ (1,794)	$ (215,195)